UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2015

MFS® BLENDED RESEARCH®

SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Aerospace – 0.7%
Ducommun, Inc. (a)	28,552	$573,039
Moog, Inc., “A” (a)	4,340	234,658

		$807,697

Airlines – 0.7%
SkyWest, Inc.	44,891	$748,782

Apparel Manufacturers – 0.7%
Tumi Holdings, Inc. (a)	43,042	$758,400

Automotive – 0.1%
Cooper Tire & Rubber Co.	3,064	$121,059

Biotechnology – 3.6%
Affymetrix, Inc. (a)	99,836	$852,599
Alder Biopharmaceuticals, Inc. (a)	33,880	1,109,909
AMAG Pharmaceuticals, Inc. (a)	1,250	49,663
Macrogenics, Inc. (a)	13,346	285,871
MiMedx Group, Inc. (a)(l)	125,717	1,213,169
Momenta Pharmaceuticals, Inc. (a)	23,310	382,517

		$3,893,728

Brokerage & Asset Managers – 0.6%
Interactive Brokers Group, Inc.	10,540	$416,014
Investment Technology Group, Inc.	15,296	204,049

		$620,063

Business Services – 4.6%
Barrett Business Services, Inc.	16,533	$709,762
Forrester Research, Inc.	39,199	1,232,417
RE/MAX Holdings, Inc., “A”	45,354	1,631,837
Resources Connection, Inc.	100,522	1,514,867

		$5,088,883

Computer Software – 3.1%
Aspen Technology, Inc. (a)	42,793	$1,622,283
Gigamon, Inc. (a)	32,737	655,067
Qlik Technologies, Inc. (a)	30,830	1,123,754

		$3,401,104

Computer Software – Systems – 8.6%
Cvent, Inc. (a)	37,494	$1,262,048
EPAM Systems, Inc. (a)	20,292	1,512,160
Fleetmatics Group PLC (a)	29,896	1,467,595
Ingram Micro, Inc., “A”	47,101	1,283,031
Luxoft Holding, Inc. (a)	23,565	1,491,429
NCR Corp. (a)	2,514	57,194
Qualys, Inc. (a)	10,442	297,179
SciQuest, Inc. (a)	82,961	829,610
SS&C Technologies Holdings, Inc.	12,071	845,453
Vantiv, Inc., “A” (a)	8,473	380,607

		$9,426,306

Construction – 4.3%
Builders FirstSource, Inc. (a)	42,630	$540,548
Interface, Inc.	74,747	1,677,323

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – continued
Lennox International, Inc.	11,779	$1,334,914
Patrick Industries, Inc. (a)	12,710	501,918
Pool Corp.	8,956	647,519

		$4,702,222

Consumer Products – 0.5%
USANA Health Sciences, Inc. (a)	4,400	$589,732

Consumer Services – 4.5%
ABM Industries, Inc.	9,449	$258,052
Capella Education Co.	29,940	1,482,629
Carriage Services, Inc.	80,956	1,747,840
Grand Canyon Education, Inc. (a)	23,571	895,462
K12, Inc. (a)	16,642	207,026
Servicemaster Global Holdings, Inc. (a)	11,195	375,592

		$4,966,601

Containers – 0.7%
Graphic Packaging Holding Co.	23,464	$300,105
Owens-Illinois, Inc. (a)	20,243	419,435

		$719,540

Electrical Equipment – 0.9%
TriMas Corp. (a)	49,600	$810,960
WESCO International, Inc. (a)	3,857	179,235

		$990,195

Electronics – 2.6%
Cree, Inc. (a)(l)	21,638	$524,289
Jabil Circuit, Inc.	36,829	823,865
Sanmina Corp. (a)	35,788	764,790
Sigma Designs, Inc. (a)	84,680	583,445
Vishay Intertechnology, Inc.	16,205	157,026

		$2,853,415

Energy – Independent – 3.3%
Alon USA Energy, Inc.	32,437	$586,137
Delek U.S. Holdings, Inc.	24,077	666,933
PBF Energy, Inc., “A”	23,220	655,501
PDC Energy, Inc. (a)	25,520	1,352,815
WPX Energy, Inc. (a)	58,106	384,662

		$3,646,048

Food & Beverages – 2.3%
Dean Foods Co.	56,072	$926,309
Pinnacle Foods, Inc.	24,908	1,043,147
Sanderson Farms, Inc. (l)	7,964	546,091

		$2,515,547

Food & Drug Stores – 0.5%
SUPERVALU, Inc. (a)	81,563	$585,622

Forest & Paper Products – 0.2%
Domtar Corp.	5,603	$200,307

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Furniture & Appliances – 0.3%
Select Comfort Corp. (a)	15,832	$346,404

Gaming & Lodging – 1.3%
Isle of Capri Casinos, Inc. (a)	44,401	$774,353
La Quinta Holdings, Inc. (a)	43,515	686,667

		$1,461,020

Health Maintenance Organizations – 1.5%
Centene Corp. (a)	13,105	$710,684
Molina Healthcare, Inc. (a)	13,364	920,111

		$1,630,795

Insurance – 4.4%
Fidelity & Guaranty Life	58,991	$1,447,639
Hanover Insurance Group, Inc.	1,502	116,705
HCI Group, Inc.	18,429	714,492
Heritage Insurance Holdings, Inc. (a)	12,923	254,971
Maiden Holdings Ltd.	6,108	84,779
Safety Insurance Group, Inc.	10,259	555,525
Third Point Reinsurance Ltd. (a)	38,066	511,988
Validus Holdings Ltd.	24,677	1,112,192

		$4,798,291

Internet – 0.7%
DHI Group, Inc. (a)	9,050	$66,156
Shutterfly, Inc. (a)	17,962	642,142
Web.Com Group, Inc. (a)	4,646	97,938

		$806,236

Leisure & Toys – 0.5%
Nautilus, Inc. (a)	37,950	$569,250

Machinery & Tools – 4.3%
Allison Transmission Holdings, Inc.	33,686	$899,079
Columbus McKinnon Corp.	39,634	719,753
IPG Photonics Corp. (a)	18,611	1,413,878
Kadant, Inc.	1,336	52,117
Park-Ohio Holdings Corp.	16,777	484,184
Regal Beloit Corp.	7,252	409,375
SPX Corp.	3,388	40,385
SPX FLOW, Inc. (a)	3,388	116,649
Titan International, Inc.	82,320	544,135
Trinity Industries, Inc.	2,259	51,212

		$4,730,767

Medical & Health Technology & Services – 0.0%
Kindred Healthcare, Inc.	3,050	$48,038

Medical Equipment – 6.6%
Cardiovascular Systems, Inc. (a)	78,443	$1,242,537
Halyard Health, Inc. (a)	16,902	480,693
Masimo Corp. (a)	21,334	822,639
NxStage Medical, Inc. (a)	49,457	779,937
OraSure Technologies, Inc. (a)	241,314	1,071,434
Orthofix International N.V. (a)	21,389	721,879
STERIS Corp.	7,806	507,156
Symmetry Surgical, Inc. (a)	9,168	81,595
VWR Corp. (a)	57,296	1,471,934

		$7,179,804

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 1.0%
Olympic Steel, Inc.	48,202	$479,610
Schnitzer Steel Industries, Inc., “A”	44,053	596,478

		$1,076,088

Natural Gas – Distribution – 0.1%
Atmos Energy Corp.	2,424	$141,028

Network & Telecom – 1.5%
Ixia (a)	51,721	$749,437
NeuStar, Inc., “A” (a)(l)	10,581	287,909
Voxx International Corp. (a)	74,127	550,022

		$1,587,368

Oil Services – 0.4%
Frank’s International N.V.	16,035	$245,817
Furmanite Corp. (a)	25,218	153,325

		$399,142

Other Banks & Diversified Financials – 11.1%
Assured Guaranty Ltd.	18,904	$472,600
BancorpSouth, Inc.	64,751	1,539,131
Berkshire Hills Bancorp, Inc.	11,864	326,735
Brookline Bancorp, Inc.	27,329	277,116
Cash America International Inc.	24,706	691,027
Cathay General Bancorp, Inc.	40,477	1,212,691
East West Bancorp, Inc.	35,703	1,371,709
EZCORP, Inc., “A” (a)	8,540	52,692
First Interstate BancSystem, Inc.	42,945	1,195,589
Hilltop Holdings, Inc. (a)	22,460	444,933
Nelnet, Inc., “A”	15,703	543,481
PacWest Bancorp	17,706	757,994
Popular, Inc.	19,890	601,275
PrivateBancorp, Inc.	44,566	1,708,215
Regional Management Corp. (a)	34,305	531,728
Western Alliance Bancorp. (a)	13,329	409,334

		$12,136,250

Pharmaceuticals – 1.8%
Alere, Inc. (a)	5,326	$256,447
Amphastar Pharmaceuticals, Inc. (a)	50,124	585,950
Catalent, Inc. (a)	12,521	304,260
Sucampo Pharmaceuticals, Inc. (a)	44,101	876,287

		$2,022,944

Printing & Publishing – 0.9%
Quad/Graphics, Inc.	34,178	$413,554
R.R. Donnelley & Sons Co.	36,572	532,488

		$946,042

Real Estate – 7.3%
Ashford Hospitality Prime, REIT	47,383	$664,783
Ashford Hospitality Trust, REIT	78,623	479,600
Corporate Office Properties Trust, REIT	10,441	219,574
Gaming and Leisure Properties, Inc., REIT	17,323	514,493
Hospitality Properties Trust, REIT	20,905	534,750
Medical Properties Trust, Inc., REIT	120,729	1,335,263
Mid-America Apartment Communities, Inc., REIT	12,849	1,051,948

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
New Residential Investment Corp., REIT	50,881	$666,541
RLJ Lodging Trust, REIT	12,526	316,532
Ryman Hospitality Properties, Inc., REIT	5,800	285,534
Store Capital Corp., REIT	56,839	1,174,294
Tanger Factory Outlet Centers, Inc., REIT	23,164	763,717

		$8,007,029

Restaurants – 1.8%
Brinker International, Inc.	6,939	$365,477
Chuy’s Holdings, Inc. (a)	50,528	1,434,995
Ruby Tuesday, Inc. (a)	22,473	139,557

		$1,940,029

Specialty Chemicals – 1.7%
A. Schulman, Inc.	13,101	$425,389
Pacific Ethanol, Inc. (a)(l)	78,991	512,652
Trinseo S.A. (a)(l)	36,546	922,787

		$1,860,828

Specialty Stores – 3.4%
American Eagle Outfitters, Inc.	95,048	$1,485,600
Build-A-Bear Workshop, Inc. (a)	18,547	350,353
Express, Inc. (a)	44,274	791,176
Outerwall, Inc.	930	52,945
Urban Outfitters, Inc. (a)	34,126	1,002,622

		$3,682,696

Telecommunications – Wireless – 0.4%
Intelsat S.A. (a)(l)	62,698	$403,148

Telephone Services – 1.3%
Inteliquent, Inc.	38,642	$862,876
Shenandoah Telecommunications Co.	14,086	603,022

		$1,465,898

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 1.1%
Swift Transportation Co. (a)	44,030	$661,331
YRC Worldwide, Inc. (a)	41,710	553,075

		$1,214,406

Utilities – Electric Power – 1.8%
Great Plains Energy, Inc.	17,349	$468,770
PNM Resources, Inc.	34,513	968,090
Portland General Electric Co.	14,820	547,895

		$1,984,755

Utilities – Water – 0.6%
American States Water Co.	17,017	$704,504

Total Common Stocks		$107,778,011

	Strike Price	First Exercise
WARRANTS – 0.0%
Other Banks & Diversified Financials – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (a)	10.75	11/06/14	318	$86

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	1,789,430	$1,789,430

COLLATERAL FOR SECURITIES LOANED – 2.5%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	2,676,598	$2,676,598

Total Investments		$112,244,125

OTHER ASSETS, LESS LIABILITIES – (2.4)%		(2,619,257)

Net Assets – 100.0%		$109,624,868

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$107,374,863	$—	$86	$107,374,949
Luxembourg	403,148	—	—	403,148
Mutual Funds	4,466,028	—	—	4,466,028
Total Investments	$112,244,039	$—	$86	$112,244,125

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/14	$277
Change in unrealized appreciation (depreciation)	(191)
Balance as of 9/30/15	$86

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2015 is $(191). At September 30, 2015, the fund held one level 3 security.

(2) Securities Lending Collateral

At September 30, 2015, the value of securities loaned was $2,973,409. These loans were collateralized by cash of $2,676,598 and U.S. Treasury Obligations of $348,593.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$106,966,766
Gross unrealized appreciation	14,749,196
Gross unrealized depreciation	(9,471,837)
Net unrealized appreciation (depreciation)	$5,277,359

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	408,030	20,829,889	(19,448,489)	1,789,430

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$538	$1,789,430

5

QUARTERLY REPORT

September 30, 2015

MFS® CONSERVATIVE

ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.7%
MFS Global Governments Portfolio – Initial Class	5,861,794	$58,383,466
MFS Global Real Estate Portfolio – Initial Class	1,100,112	14,257,457
MFS Government Securities Portfolio – Initial Class	5,694,184	72,885,552
MFS Growth Series – Initial Class	1,111,646	41,086,443
MFS High Yield Portfolio – Initial Class	6,388,614	35,329,036
MFS Inflation-Adjusted Bond Portfolio – Initial Class	7,210,446	71,743,940
MFS International Growth Portfolio – Initial Class	1,127,732	13,656,830
MFS International Value Portfolio – Initial Class	653,790	13,932,274
MFS Limited Maturity Portfolio – Initial Class	8,583,375	87,121,253
MFS Mid Cap Growth Series – Initial Class	3,465,752	27,171,499
MFS Mid Cap Value Portfolio – Initial Class	3,596,386	27,404,464

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	434,557	$6,583,532
MFS New Discovery Value Portfolio – Initial Class	742,803	6,818,934
MFS Research International Portfolio – Initial Class	1,983,021	26,711,292
MFS Research Series – Initial Class	1,634,307	41,102,809
MFS Total Return Bond Series – Initial Class	9,434,630	123,499,301
MFS Value Series – Initial Class	2,374,279	41,383,684

Total Underlying Affiliated Funds		$709,071,766

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	1,465,385	$1,465,385

Total Investments		$710,537,151

OTHER ASSETS, LESS LIABILITIES – 0.1%		438,651

Net Assets – 100.0%		$710,975,802

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$710,537,151	$—	$—	$710,537,151

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$701,997,163
Gross unrealized appreciation	33,612,114
Gross unrealized depreciation	(25,072,126)
Net unrealized appreciation (depreciation)	$8,539,988

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	6,109,691	212,395	(460,292)	5,861,794
MFS Global Real Estate Portfolio	1,140,219	70,599	(110,706)	1,100,112
MFS Government Securities Portfolio	6,204,941	174,883	(685,640)	5,694,184
MFS Growth Series	1,206,691	85,663	(180,708)	1,111,646
MFS High Yield Portfolio	6,601,582	491,364	(704,332)	6,388,614
MFS Inflation-Adjusted Bond Portfolio	7,784,611	107,945	(682,110)	7,210,446
MFS Institutional Money Market Portfolio	1,188,917	52,080,025	(51,803,557)	1,465,385
MFS International Growth Portfolio	1,194,780	96,146	(163,194)	1,127,732
MFS International Value Portfolio	733,558	33,753	(113,521)	653,790
MFS Limited Maturity Portfolio	9,468,235	147,362	(1,032,222)	8,583,375
MFS Mid Cap Growth Series	3,665,069	417,817	(617,134)	3,465,752
MFS Mid Cap Value Portfolio	3,274,777	706,541	(384,932)	3,596,386
MFS New Discovery Series	492,528	24,395	(82,366)	434,557
MFS New Discovery Value Portfolio	749,889	87,405	(94,491)	742,803
MFS Research International Portfolio	2,145,122	119,200	(281,301)	1,983,021
MFS Research Series	1,647,582	177,690	(190,965)	1,634,307
MFS Total Return Bond Series	10,177,550	348,249	(1,091,169)	9,434,630
MFS Value Series	2,358,856	258,909	(243,486)	2,374,279

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(465,543)	$—	$1,482,087	$58,383,466
MFS Global Real Estate Portfolio	250,173	—	597,981	14,257,457
MFS Government Securities Portfolio	(322,027)	—	2,050,436	72,885,552
MFS Growth Series	2,158,104	2,339,257	67,221	41,086,443
MFS High Yield Portfolio	(43,861)	—	2,617,089	35,329,036
MFS Inflation-Adjusted Bond Portfolio	(500,207)	—	528,319	71,743,940
MFS Institutional Money Market Portfolio	—	—	1,166	1,465,385
MFS International Growth Portfolio	230,961	547,738	227,916	13,656,830
MFS International Value Portfolio	721,456	143,695	280,706	13,932,274
MFS Limited Maturity Portfolio	(71,976)	—	1,201,907	87,121,253
MFS Mid Cap Growth Series	1,369,517	2,790,336	—	27,171,499
MFS Mid Cap Value Portfolio	506,578	4,568,369	280,812	27,404,464
MFS New Discovery Series	3,685	218,108	—	6,583,532
MFS New Discovery Value Portfolio	80,365	611,861	45,289	6,818,934
MFS Research International Portfolio	533,483	237,733	565,902	26,711,292
MFS Research Series	1,594,270	3,296,568	319,529	41,102,809
MFS Total Return Bond Series	(584,277)	—	4,291,161	123,499,301
MFS Value Series	1,588,491	2,547,569	1,015,137	41,383,684

	$7,049,192	$17,301,234	$15,572,658	$710,537,151

4

QUARTERLY REPORT

September 30, 2015

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Medical & Health Technology & Services – 0.3%
Capital Senior Living Corp. (a)	36,517	$732,166

Real Estate – 96.6%
Advance Residence Investment Corp., REIT	1,230	$2,594,785
Alexandria Real Estate Equities, Inc., REIT	47,421	4,015,136
Ascendas India Trust, REIT	8,090,800	4,861,132
Atrium European Real Estate Ltd.	861,884	3,770,414
AvalonBay Communities, Inc., REIT	43,106	7,535,791
Big Yellow Group PLC, REIT	481,005	5,268,114
Boardwalk, REIT	26,424	1,085,473
Corporate Office Properties Trust, REIT	166,655	3,504,755
Dream Office REIT	338,874	5,383,386
EastGroup Properties, Inc., REIT	18,901	1,024,056
Equity Commonwealth, REIT (a)	39,657	1,080,257
Equity Lifestyle Properties, Inc., REIT	97,530	5,712,332
Federal Realty Investment Trust, REIT	20,778	2,835,158
Gateway Lifestyle Stapled Security (a)	335,092	602,115
Gramercy Property Trust, Inc., REIT	117,052	2,431,170
Grand City Properties S.A.	122,322	2,347,523
Hang Lung Properties Ltd.	2,007,944	4,518,554
Henderson Land Development Co. Ltd.	704,061	4,213,853
Hibernia PLC, REIT	2,427,227	3,439,047
InfraREIT, Inc.	20,579	487,311
Kenedix Office Investment Corp., REIT	817	3,884,678
Lar Espana Real Estate Socimi S.A., REIT	436,502	4,170,238
LEG Immobilien AG	33,340	2,749,725
Link REIT	808,764	4,458,054
LondonMetric Property PLC, REIT	1,323,897	3,286,471
Mapletree Logistics Trust, REIT	6,307,900	4,344,009
Medical Properties Trust, Inc., REIT	375,256	4,150,331
Mid-America Apartment Communities, Inc., REIT	70,128	5,741,379
Mitsubishi Estate Co. Ltd.	361,069	7,400,236
Mitsui Fudosan Co. Ltd.	267,075	7,344,749
National Health Investors, Inc., REIT	49,058	2,820,344

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
National Storage REIT	262,373	$281,409
NTT Urban Development Corp.	190,500	1,758,628
Plum Creek Timber Co. Inc., REIT	113,276	4,475,535
Prologis Property Mexico S.A. de C.V., REIT	322,289	494,351
Public Storage, Inc., REIT	49,328	10,439,285
Quintain Estates & Development PLC (a)	1,058,936	2,254,681
Rexford Industrial Realty, Inc., REIT	340,650	4,697,564
Shaftesbury PLC, REIT	240,966	3,342,659
Simon Property Group, Inc., REIT	65,730	12,075,916
Sino Land Co. Ltd.	2,430,000	3,708,557
STAG Industrial, Inc., REIT	32,099	584,523
Starwood Property Trust, Inc., REIT	159,409	3,271,073
Starwood Waypoint Residential Trust, REIT	116,770	2,782,629
Tanger Factory Outlet Centers, Inc., REIT	148,913	4,909,662
Unibail-Rodamco, REIT	24,171	6,247,104
Urban Edge Properties, REIT	105,937	2,287,180
Ventas, Inc., REIT	94,004	5,269,864
Vornado Realty Trust, REIT	74,433	6,730,232
Westfield Corp., REIT	829,435	5,818,764
Weyerhaeuser Co., REIT	90,421	2,472,110
WP GLIMCHER, Inc., REIT	451,538	5,264,935

		$206,227,237

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT	53,433	$4,701,035

Total Common Stocks		$211,660,438

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	2,274,248	$2,274,248

Total Investments		$213,934,686

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(450,624)

Net Assets – 100.0%		$213,484,062

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$112,031,729	$—	$—	$112,031,729
Japan	—	22,983,076	—	22,983,076
Hong Kong	—	16,899,018	—	16,899,018
United Kingdom	14,151,925	—	—	14,151,925
Singapore	9,205,141	—	—	9,205,141
Australia	602,115	6,100,173	—	6,702,288
Canada	6,468,859	—	—	6,468,859
France	6,247,104	—	—	6,247,104
Germany	5,097,248	—	—	5,097,248
Other Countries	11,874,050	—	—	11,874,050
Mutual Funds	2,274,248	—	—	2,274,248
Total Investments	$167,952,419	$45,982,267	$—	$213,934,686

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $24,006,830 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$202,771,289
Gross unrealized appreciation	23,765,875
Gross unrealized depreciation	(12,602,478)
Net unrealized appreciation (depreciation)	$11,163,397

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,745,202	43,407,257	(45,878,211)	2,274,248

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,659	$2,274,248

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United States	53.4%
Japan	10.8%
Hong Kong	7.9%
United Kingdom	6.6%
Singapore	4.3%
Australia	3.1%
Canada	3.0%
France	2.9%
Germany	2.4%
Other Countries	5.6%

3

QUARTERLY REPORT

September 30, 2015

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Emerging Markets Equity Portfolio – Initial Class	400,148	$4,561,698
MFS Global Governments Portfolio – Initial Class	1,943,813	19,360,382
MFS Global Real Estate Portfolio – Initial Class	1,870,277	24,238,788
MFS Growth Series – Initial Class	1,396,492	51,614,336
MFS High Yield Portfolio – Initial Class	4,266,521	23,593,861
MFS Inflation – Adjusted Bond Portfolio – Initial Class	2,404,871	23,928,470
MFS International Growth Portfolio – Initial Class	1,948,757	23,599,448
MFS International Value Portfolio – Initial Class	1,123,692	23,945,885
MFS Limited Maturity Portfolio – Initial Class	950,754	9,650,150
MFS Mid Cap Growth Series – Initial Class	5,333,263	41,812,782
MFS Mid Cap Value Portfolio – Initial Class	5,538,721	42,205,052

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	593,717	$8,994,815
MFS New Discovery Value Portfolio – Initial Class	1,018,271	9,347,724
MFS Research International Portfolio – Initial Class	3,095,379	41,694,751
MFS Research Series – Initial Class	1,868,090	46,982,462
MFS Total Return Bond Series – Initial Class	1,845,141	24,152,899
MFS Value Series – Initial Class	3,000,266	52,294,628

Total Underlying Affiliated Funds		$471,978,131

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	214,709	$214,709

Total Investments		$472,192,840

OTHER ASSETS, LESS LIABILITIES – 0.0%		112,744

Net Assets – 100.0%		$472,305,584

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$472,192,840	$—	$—	$472,192,840

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$440,356,489
Gross unrealized appreciation	42,913,032
Gross unrealized depreciation	(11,076,681)
Net unrealized appreciation (depreciation)	$31,836,351

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	382,048	27,592	(9,492)	400,148
MFS Global Governments Portfolio	2,033,298	128,839	(218,324)	1,943,813
MFS Global Real Estate Portfolio	1,930,951	121,237	(181,911)	1,870,277
MFS Growth Series	1,502,382	86,314	(192,204)	1,396,492
MFS High Yield Portfolio	4,452,046	337,415	(522,940)	4,266,521
MFS Inflation-Adjusted Bond Portfolio	2,577,297	68,156	(240,582)	2,404,871
MFS Institutional Money Market Portfolio	79,898	19,348,694	(19,213,883)	214,709
MFS International Growth Portfolio	2,037,206	139,205	(227,654)	1,948,757
MFS International Value Portfolio	1,243,253	40,702	(160,263)	1,123,692
MFS Limited Maturity Portfolio	1,051,186	30,695	(131,127)	950,754
MFS Mid Cap Growth Series	5,596,692	572,463	(835,892)	5,333,263
MFS Mid Cap Value Portfolio	5,003,638	1,032,019	(496,936)	5,538,721
MFS New Discovery Series	668,782	21,768	(96,833)	593,717
MFS New Discovery Value Portfolio	1,018,510	103,472	(103,711)	1,018,271
MFS Research International Portfolio	3,301,572	155,406	(361,599)	3,095,379
MFS Research Series	1,865,594	174,426	(171,930)	1,868,090
MFS Total Return Bond Series	1,996,160	91,074	(242,093)	1,845,141
MFS Value Series	2,934,865	292,435	(227,034)	3,000,266

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$(3,663)	$—	$49,105	$4,561,698
MFS Global Governments Portfolio	(232,488)	—	509,573	19,360,382
MFS Global Real Estate Portfolio	277,941	—	1,041,510	24,238,788
MFS Growth Series	2,141,099	2,997,152	86,126	51,614,336
MFS High Yield Portfolio	(39,001)	—	1,807,786	23,593,861
MFS Inflation-Adjusted Bond Portfolio	(237,766)	—	181,785	23,928,470
MFS Institutional Money Market Portfolio	—	—	142	214,709
MFS International Growth Portfolio	255,193	952,020	396,139	23,599,448
MFS International Value Portfolio	994,757	250,241	488,838	23,945,885
MFS Limited Maturity Portfolio	(4,343)	—	138,080	9,650,150
MFS Mid Cap Growth Series	1,816,023	4,392,653	—	41,812,782
MFS Mid Cap Value Portfolio	477,049	7,184,313	441,612	42,205,052
MFS New Discovery Series	(71,185)	303,680	—	8,994,815
MFS New Discovery Value Portfolio	16,008	853,106	63,146	9,347,724
MFS Research International Portfolio	698,151	372,058	885,650	41,694,751
MFS Research Series	1,012,111	3,833,552	371,577	46,982,462
MFS Total Return Bond Series	(171,472)	—	869,549	24,152,899
MFS Value Series	1,112,007	3,255,740	1,297,324	52,294,628

	$8,040,421	$24,394,515	$8,627,942	$472,192,840

4

QUARTERLY REPORT

September 30, 2015

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 100.1%
International Market Sovereign – 61.3%
Commonwealth of Australia, Inflation Linked Bond, 4%, 8/20/20	AUD	1,625,000	$1,346,960
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/22	AUD	5,683,920	4,211,499
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/25	AUD	2,759,372	2,401,109
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/35	AUD	838,640	699,132
Federal Republic of Germany, Inflation Linked Bond, 1.5%, 4/15/16	EUR	5,930,126	6,634,272
Federal Republic of Germany, Inflation Linked Bond, 1.75%, 4/15/20	EUR	4,044,564	4,995,277
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/23	EUR	3,201,959	3,745,891
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/30	EUR	1,007,970	1,255,548
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/46	EUR	506,430	594,533
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/47	CAD	671,138	584,290
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/21	CAD	1,992,003	1,917,040
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/26	CAD	1,449,460	1,582,556
Government of Canada, Inflation Linked Bond, 4%, 12/01/31	CAD	877,622	1,021,671
Government of Canada, Inflation Linked Bond, 3%, 12/01/36	CAD	865,214	963,503
Government of Canada, Inflation Linked Bond, 2%, 12/01/41	CAD	2,988,524	2,971,729
Government of France, Inflation Linked Bond, 1.1%, 7/25/22	EUR	5,194,080	6,452,154
Government of France, Inflation Linked Bond, 0.25%, 7/25/24	EUR	1,722,678	2,020,742
Government of France, Inflation Linked Bond, 1.8%, 7/25/40	EUR	1,805,071	2,743,100
Government of France, Inflation Linked Bond, 1.3%, 7/25/19	EUR	1,412,324	1,705,021
Government of France, Inflation Linked Bond, 2.25%, 7/25/20	EUR	4,040,053	5,160,989
Government of France, Inflation Linked Bond, 2.1%, 7/25/23	EUR	3,021,810	4,049,790
Government of France, Inflation Linked Bond, 3.4%, 7/25/29	EUR	3,955,963	6,510,353
Government of France, Inflation Linked Bond, 3.15%, 7/25/32	EUR	2,465,407	4,128,465
Government of Japan, Inflation Linked Bond, 1%, 6/10/16	JPY	336,700,000	2,944,178
Government of Japan, Inflation Linked Bond, 1.3%, 9/10/17	JPY	774,000,000	7,048,681
Government of Japan, Inflation Linked Bond, 1.4%, 3/10/18	JPY	204,800,000	1,892,392

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Government of Japan, Inflation Linked Bond, 1.4%, 6/10/18	JPY	512,500,000	$4,737,736
Government of Japan, Inflation Linked Bond, 0.1%, 9/10/23	JPY	568,700,000	5,005,072
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/25	NZD	2,578,000	1,641,212
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/30	NZD	3,577,000	2,506,991
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/23	DKK	17,729,810	2,732,807
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/30	EUR	498,070	531,666
Kingdom of Spain, Inflation Linked Bond, 0.55%, 11/30/19	EUR	1,498,320	1,707,204
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/24	EUR	4,644,792	5,566,993
Kingdom of Sweden, Inflation Linked Bond, 0.25%, 6/01/22	SEK	15,103,604	1,931,785
Kingdom of Sweden, Inflation Linked Bond, 4%, 12/01/20	SEK	29,846,823	4,500,258
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/28	SEK	18,350,703	3,285,893
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/19	EUR	4,969,170	6,058,386
Republic of Italy, Inflation Linked Bond, 2.1%, 9/15/21	EUR	3,242,250	3,992,061
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/23	EUR	5,126,085	6,592,704
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/26	EUR	1,745,519	2,374,858
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/35	EUR	3,637,918	4,807,539
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/41	EUR	1,907,928	2,578,000
United Kingdom Treasury, Inflation Linked Bond, 2.5%, 7/17/24	GBP	2,646,723	5,140,020
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 7/22/30	GBP	1,239,882	3,261,252
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/44	GBP	1,626,763	3,179,464
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/27	GBP	2,887,593	5,503,675
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/29	GBP	2,725,203	4,627,150
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/32	GBP	1,840,064	3,837,967
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/34	GBP	2,783,900	5,479,379
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/35	GBP	2,217,203	5,240,629
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/37	GBP	2,717,153	6,045,123

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/40	GBP	2,398,215	$5,022,462
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/42	GBP	3,347,135	7,286,199
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/47	GBP	2,262,810	5,398,858
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/50	GBP	2,801,705	6,489,650
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/52	GBP	1,816,229	4,012,723
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/55	GBP	2,205,225	6,679,553
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/58	GBP	1,263,250	2,869,911
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/62	GBP	2,153,644	5,635,882
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/68	GBP	1,879,731	4,855,953

			$230,697,890

U.S. Treasury Inflation Protected Securities – 38.8%
U.S. Treasury Bonds, 0.125%, 7/15/24		$4,985,246	$4,756,498
U.S. Treasury Bonds, 0.25%, 1/15/25		7,459,263	7,149,532
U.S. Treasury Bonds, 0.75%, 2/15/45		2,653,264	2,300,914
U.S. Treasury Bonds, 0.125%, 4/15/17		2,206,533	2,198,488
U.S. Treasury Bonds, 1.625%, 1/15/18		3,301,344	3,417,792
U.S. Treasury Bonds, 0.125%, 4/15/20		3,057,300	3,037,596
U.S. Treasury Bonds, 1.125%, 1/15/21		6,160,764	6,402,063
U.S. Treasury Bonds, 0.375%, 7/15/23		7,618,514	7,486,477
U.S. Treasury Bonds, 0.625%, 1/15/24		3,714,846	3,696,900
U.S. Treasury Bonds, 2.375%, 1/15/25		6,012,661	6,919,257
U.S. Treasury Bonds, 0.375%, 7/15/25		4,488,410	4,372,169
U.S. Treasury Bonds, 2%, 1/15/26		2,834,104	3,179,510

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 2.375%, 1/15/27	$1,844,952	$2,159,001
U.S. Treasury Bonds, 1.75%, 1/15/28	3,415,262	3,775,066
U.S. Treasury Bonds, 3.625%, 4/15/28	4,296,772	5,694,229
U.S. Treasury Bonds, 2.5%, 1/15/29	3,117,954	3,740,447
U.S. Treasury Bonds, 3.875%, 4/15/29	3,124,123	4,307,060
U.S. Treasury Bonds, 2.125%, 2/15/40	2,729,508	3,217,550
U.S. Treasury Bonds, 2.125%, 2/15/41	4,432,176	5,254,438
U.S. Treasury Bonds, 0.75%, 2/15/42	1,618,068	1,416,104
U.S. Treasury Bonds, 0.625%, 2/15/43	5,096,727	4,293,198
U.S. Treasury Bonds, 1.375%, 2/15/44	3,528,738	3,580,336
U.S. Treasury Notes, 2.625%, 7/15/17	2,003,593	2,098,763
U.S. Treasury Notes, 0.125%, 4/15/18	6,564,126	6,556,519
U.S. Treasury Notes, 1.375%, 7/15/18	1,106,720	1,150,816
U.S. Treasury Notes, 2.125%, 1/15/19	2,276,495	2,425,059
U.S. Treasury Notes, 0.125%, 4/15/19	7,842,450	7,815,699
U.S. Treasury Notes, 1.875%, 7/15/19	2,235,440	2,387,352
U.S. Treasury Notes, 1.375%, 1/15/20	1,952,304	2,048,547
U.S. Treasury Notes, 1.25%, 7/15/20	6,124,853	6,429,981
U.S. Treasury Notes, 0.625%, 7/15/21	230,836	234,073
U.S. Treasury Notes, 0.125%, 1/15/22	3,881,357	3,782,250
U.S. Treasury Notes, 0.125%, 7/15/22 (f)	13,443,532	13,109,366
U.S. Treasury Notes, 0.125%, 1/15/23	5,854,112	5,643,882

		$146,036,932

Total Bonds		$376,734,822

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	517,081	$517,081

Total Investments		$377,251,903

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,004,940)

Net Assets – 100.0%		$376,246,963

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

2

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/15

Forward Foreign Currency Exchange Contracts at 9/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	5,622,000	10/09/15	$4,147,164	$3,944,510	$202,654
SELL	AUD	Westpac Banking Corp.	7,134,631	10/09/15	5,273,170	5,005,802	267,368
SELL	CAD	Goldman Sachs International	5,723,311	10/09/15	4,477,688	4,288,519	189,169
SELL	CAD	JPMorgan Chase Bank N.A.	1,101,000	10/09/15	838,634	824,987	13,647
SELL	CAD	Merrill Lynch International	353,490	10/09/15	278,961	264,873	14,088
BUY	EUR	Goldman Sachs International	985,000	10/09/15	1,094,008	1,100,747	6,739
BUY	EUR	JPMorgan Chase Bank N.A.	3,057,000	10/09/15	3,376,894	3,416,227	39,333
BUY	EUR	UBS AG	8,627,393	10/09/15	9,440,947	9,641,194	200,247
SELL	EUR	Citibank N.A.	1,738,000	10/09/15	1,982,812	1,942,232	40,580
SELL	EUR	Goldman Sachs International	2,833,341	10/09/15	3,178,704	3,166,286	12,418
SELL	GBP	Barclays Bank PLC	992,000	10/09/15	1,539,070	1,500,588	38,482
SELL	GBP	Citibank N.A.	2,407,000	10/09/15	3,706,172	3,641,044	65,128
SELL	GBP	Goldman Sachs International	4,308,897	10/09/15	6,662,273	6,518,023	144,250
SELL	GBP	Merrill Lynch International	1,569,000	10/09/15	2,441,204	2,373,410	67,794
SELL	GBP	Morgan Stanley Capital Services, Inc.	2,578,000	10/09/15	3,990,378	3,899,713	90,665
BUY	JPY	Deutsche Bank AG	99,727,000	10/09/15	827,526	831,363	3,837
BUY	JPY	Goldman Sachs International	248,427,000	10/09/15	2,026,941	2,070,984	44,043
SELL	JPY	Citibank N.A.	47,474,000	10/09/15	398,511	395,762	2,749
SELL	NZD	Goldman Sachs International	8,474,000	10/09/15	5,586,947	5,414,716	172,231
SELL	NZD	Morgan Stanley Capital Services, Inc.	611,000	10/09/15	408,492	390,417	18,075
SELL	NZD	Westpac Banking Corp.	4,653,518	10/09/15	3,073,369	2,973,504	99,865

							$1,733,362

Liability Derivatives
BUY	AUD	Goldman Sachs International	5,522,000	10/09/15	$3,960,949	$3,874,347	$(86,602)
BUY	AUD	JPMorgan Chase Bank N.A.	2,763,000	10/09/15	2,031,288	1,938,577	(92,711)
SELL	AUD	Goldman Sachs International	1,933,910	10/09/15	1,354,726	1,356,870	(2,144)
BUY	CAD	Deutsche Bank AG	1,057,000	10/09/15	813,858	792,018	(21,840)
BUY	CAD	Goldman Sachs International	2,585,000	10/09/15	1,954,608	1,936,959	(17,649)
SELL	DKK	Goldman Sachs International	11,954,130	10/09/15	1,775,929	1,790,503	(14,574)
BUY	EUR	Barclays Bank PLC	3,799,000	10/09/15	4,254,832	4,245,419	(9,413)
BUY	EUR	Morgan Stanley Capital Services, Inc.	2,406,000	10/09/15	2,752,168	2,688,728	(63,440)
SELL	EUR	Barclays Bank PLC	1,428,000	10/09/15	1,591,971	1,595,804	(3,833)
SELL	EUR	Citibank N.A.	2,583,385	10/09/15	2,840,399	2,886,958	(46,559)
SELL	EUR	Deutsche Bank AG	556,000	10/09/15	617,027	621,335	(4,308)
SELL	EUR	Goldman Sachs International	14,176,237	10/09/15	15,507,552	15,842,081	(334,529)
SELL	EUR	Morgan Stanley Capital Services, Inc.	2,365,177	10/09/15	2,590,599	2,643,108	(52,509)
SELL	EUR	Royal Bank of Scotland Group PLC	1,816,000	10/09/15	1,987,438	2,029,397	(41,959)
BUY	GBP	Barclays Bank PLC	8,503,754	10/09/15	13,219,808	12,863,539	(356,269)
BUY	GBP	Citibank N.A.	1,726,931	10/09/15	2,679,442	2,612,311	(67,131)
BUY	GBP	Goldman Sachs International	5,083,233	10/09/15	7,879,597	7,689,353	(190,244)
BUY	GBP	Merrill Lynch International	8,503,754	10/09/15	13,234,256	12,863,538	(370,718)
BUY	GBP	Royal Bank of Scotland Group PLC	1,393,000	10/09/15	2,166,972	2,107,176	(59,796)
SELL	GBP	Goldman Sachs International	495,327	10/09/15	749,047	749,277	(230)
SELL	JPY	Credit Suisse Group	718,735,972	10/09/15	5,875,146	5,991,663	(116,517)
SELL	JPY	Deutsche Bank AG	718,735,972	10/09/15	5,874,858	5,991,663	(116,805)
SELL	JPY	Goldman Sachs International	549,234,000	10/09/15	4,403,693	4,578,629	(174,936)
BUY	NZD	Deutsche Bank AG	3,084,000	10/09/15	2,036,473	1,970,614	(65,859)
BUY	NZD	Goldman Sachs International	3,013,000	10/09/15	1,964,496	1,925,247	(39,249)
SELL	SEK	Goldman Sachs International	49,170,062	10/09/15	5,759,574	5,875,444	(115,870)

							$(2,465,694)

3

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/15

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	62	$7,981,531	December - 2015	$(85,467)

At September 30, 2015, the fund had liquid securities with an aggregate value of $101,199 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$146,036,932	$—	$146,036,932
Non-U.S. Sovereign Debt	—	230,697,890	—	230,697,890
Mutual Funds	517,081	—	—	517,081
Total Investments	$517,081	$376,734,822	$—	$377,251,903

Other Financial Instruments
Futures Contracts	$(85,467)	$—	$—	$(85,467)
Forward Foreign Currency Exchange Contracts	—	(732,332)	—	(732,332)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$388,884,917
Gross unrealized appreciation	11,376,554
Gross unrealized depreciation	(23,009,568)
Net unrealized appreciation (depreciation)	$(11,633,014)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	61,422,754	105,039,326	(165,944,999)	517,081

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,597	$517,081

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United States	38.5%
United Kingdom	24.1%
France	8.7%
Italy	7.0%
Japan	5.8%
Germany	4.6%
Sweden	2.6%
Canada	2.4%
Australia	2.3%
Other Countries	4.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

September 30, 2015

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 99.3%
Asset-Backed & Securitized – 15.0%
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.479%, 10/10/17	$827,402	$827,115
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/18	1,531,826	1,531,293
Americredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/19	2,140,000	2,138,048
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	970,945	970,721
Babson Ltd., CLO, “A1”, FRN, 0.512%, 1/18/21 (z)	886,933	877,820
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.536%, 2/21/17	3,083,052	3,083,268
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	2,320,010	2,319,703
Cent CDO XI Ltd., “A1”, FRN, 0.555%, 4/25/19 (n)	1,888,382	1,853,771
Chesapeake Funding LLC, “A”, FRN, 0.649%, 1/07/25 (n)	1,940,876	1,941,576
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.699%, 2/07/27 (n)	2,140,000	2,124,678
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17 (n)	3,590,000	3,590,140
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,005,000	1,037,689
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	1,564,153	1,563,543
CNH Wholesale Master Note Trust, “A”, FRN, 0.806%, 8/15/19 (n)	4,280,000	4,271,782
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/23 (n)	2,683,000	2,696,128
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	1,237,807	1,308,686
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	1,678,760	1,778,033
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	1,324,848	1,323,288
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	2,407,553	2,404,965
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	1,331,984	1,333,127
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	1,865,900	1,866,478
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 0.743%, 2/25/48 (n)	333,927	334,010
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	1,104,000	1,120,454
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	3,515,000	3,565,096
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 1/15/19	2,310,000	2,332,633
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.606%, 1/15/20	1,500,000	1,491,038
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.596%, 7/20/19	3,210,000	3,187,292

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	$1,714,709	$1,713,812
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (n)	1,681,140	1,680,281
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.559%, 6/17/21 (z)	659,513	654,837
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.753%, 12/10/27 (n)	2,734,092	2,734,092
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	1,830,000	1,829,782
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)	4,110,000	4,109,659
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/18	1,810,000	1,811,225
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	2,431,029	2,523,202
Kingsland III Ltd., “A1”, CDO, FRN, 0.544%, 8/24/21 (n)	898,593	892,438
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.67%, 5/15/21 (z)	932,794	928,861
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	634,154	633,860
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	2,840,000	2,839,642
Lanark Master Issuer PLC, “1-A”, FRN, 1.729%, 12/22/54	2,944,935	2,953,897
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.526%, 2/15/17	2,270,692	2,270,204
Motor PLC, 2014-1A, “A1”, FRN, 0.673%, 8/25/21 (n)	928,651	928,115
Motor PLC, 2015-1A, “A1”, FRN, 0.793%, 6/25/22 (n)	2,658,000	2,655,464
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (n)	3,702,000	3,720,447
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.606%, 1/15/20	3,990,000	3,991,109
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	2,084,386	2,095,033
SLM Student Loan Trust, “A-4”, FRN, 0.375%, 10/25/21	1,434,063	1,427,512
Student Loan Consolidation Center, “A”, FRN, 1.413%, 10/25/27 (n)	1,054,007	1,058,013
Suntrust Auto Receivables Trust, 0.99%, 6/15/18 (n)	3,160,000	3,160,297
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	1,900,000	1,900,038
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.456%, 5/17/32 (n)	1,270,000	1,251,459
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.426%, 10/20/16	270,462	269,842
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.566%, 7/22/19 (n)	4,620,000	4,573,135

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	$1,126,386	$1,123,896

		$108,602,527

Automotive – 4.4%
American Honda Finance Corp., FRN, 0.784%, 10/07/16	$2,000,000	$2,005,990
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	1,800,000	1,820,912
Daimler Finance North America LLC, FRN, 0.98%, 8/01/16 (n)	3,820,000	3,818,369
Ford Motor Credit Co. LLC, 8%, 12/15/16	3,500,000	3,762,059
Ford Motor Credit Co. LLC, FRN, 1.223%, 1/09/18	1,940,000	1,922,373
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	2,841,000	2,878,496
Hyundai Capital America, 2%, 3/19/18 (n)	2,063,000	2,054,160
Nissan Motor Acceptance Corp., FRN, 1.026%, 9/26/16 (n)	3,480,000	3,480,268
Nissan Motor Acceptance Corp., FRN, 0.884%, 3/03/17 (n)	1,890,000	1,884,209
Toyota Motor Credit Corp., FRN, 0.678%, 1/17/19	3,370,000	3,339,461
Volkswagen Group of America Finance LLC, FRN, 0.699%, 5/23/17 (n)	2,090,000	1,993,636
Volkswagen Group of America Finance LLC, FRN, 0.772%, 11/20/17 (n)	1,080,000	1,002,975
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	1,620,000	1,593,816

		$31,556,724

Banks & Diversified Financials (Covered Bonds) – 3.1%
Australia & New Zealand Banking Group, 1%, 10/06/15 (n)	$3,800,000	$3,800,095
Bank of Nova Scotia, 1.75%, 3/22/17 (n)	1,200,000	1,213,242
Bank of Scotland PLC, 5.25%, 2/21/17 (n)	3,900,000	4,131,992
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	5,000,000	5,002,050
Royal Bank of Canada, 1.125%, 7/22/16	1,450,000	1,455,098
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	2,900,000	2,933,646
SpareBank 1 Boligkreditt A.S., 2.3%, 6/30/17 (n)	4,100,000	4,176,465

		$22,712,588

Biotechnology – 0.2%
Life Technologies Corp., 3.5%, 1/15/16	$1,425,000	$1,434,285

Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$1,141,000	$1,141,160

Business Services – 0.5%
Cisco Systems, Inc., FRN, 0.614%, 3/03/17	$3,850,000	$3,849,950

Cable TV – 0.1%
NBCUniversal Enterprise Co., FRN, 0.825%, 4/15/16 (n)	$1,000,000	$1,001,101

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 1.1%
CF Industries, Inc., 6.875%, 5/01/18	$2,348,000	$2,617,802
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/18 (n)	2,350,000	2,344,689
Dow Chemical Co., 8.55%, 5/15/19	1,570,000	1,897,921
LyondellBasell Industries N.V., 5%, 4/15/19	950,000	1,024,292

		$7,884,704

Computer Software – Systems – 0.3%
Apple, Inc., FRN, 0.55%, 5/03/18	$2,030,000	$2,030,952

Conglomerates – 1.1%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$930,000	$935,340
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	3,860,000	3,897,917
Pentair Finance S.A., 1.35%, 12/01/15	2,860,000	2,861,690

		$7,694,947

Consumer Products – 1.0%
Mattel, Inc., 1.7%, 3/15/18	$1,232,000	$1,226,497
Newell Rubbermaid, Inc., 2.875%, 12/01/19	3,470,000	3,500,560
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	2,480,000	2,498,590

		$7,225,647

Consumer Services – 0.3%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$1,788,000	$1,797,802

Electrical Equipment – 0.6%
Amphenol Corp., 1.55%, 9/15/17	$1,230,000	$1,230,828
Arrow Electronics, Inc., 3%, 3/01/18	919,000	929,378
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	2,430,000	2,403,421

		$4,563,627

Electronics – 0.9%
Lam Research Corp., 2.75%, 3/15/20	$1,243,000	$1,218,385
Tyco Electronics Group S.A., 2.375%, 12/17/18	971,000	981,027
Tyco Electronics Group S.A., FRN, 0.494%, 1/29/16	3,120,000	3,118,718
Xilinx, Inc., 2.125%, 3/15/19	1,490,000	1,491,255

		$6,809,385

Emerging Market Quasi-Sovereign – 1.4%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$2,410,000	$2,406,910
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19 (z)	2,022,000	2,023,517
Korea Development Bank, 1%, 1/22/16	2,770,000	2,770,175
Petroleos Mexicanos, 3.125%, 1/23/19	487,000	476,651
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	2,429,000	2,415,677

		$10,092,930

Energy – Independent – 0.5%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,100,000	$1,187,043
Canadian Natural Resources Ltd., FRN, 0.701%, 3/30/16	990,000	987,819

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Southwestern Energy Co., 7.5%, 2/01/18	$1,220,000	$1,302,551

		$3,477,413

Energy – Integrated – 2.2%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$2,900,000	$2,948,268
BP Capital Markets PLC, 3.125%, 10/01/15	4,350,000	4,350,000
BP Capital Markets PLC, 2.521%, 1/15/20	1,371,000	1,389,614
Chevron Corp., 0.889%, 6/24/16	1,170,000	1,174,197
Shell International Finance B.V., FRN, 0.53%, 11/15/16	3,280,000	3,280,052
Total Capital International S.A., 1.5%, 2/17/17	2,900,000	2,925,332

		$16,067,463

Financial Institutions – 0.5%
General Electric Capital Corp., FRN, 0.515%, 1/14/16	$660,000	$660,094
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	2,949,000	2,956,190

		$3,616,284

Food & Beverages – 5.1%
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	$2,300,000	$2,302,093
Diageo Capital PLC, 1.5%, 5/11/17	2,000,000	2,005,652
General Mills, Inc., FRN , 0.594%, 1/29/16	1,650,000	1,649,084
H.J. Heinz Co., 1.6%, 6/30/17 (n)	2,710,000	2,714,171
Heineken N.V., 1.4%, 10/01/17 (n)	4,300,000	4,297,945
Ingredion, Inc., 1.8%, 9/25/17	1,950,000	1,943,817
J.M. Smucker Co., 1.75%, 3/15/18 (n)	960,000	962,201
Kellogg Co., 4.45%, 5/30/16	690,000	705,860
Kraft Foods Group, Inc., 6.125%, 8/23/18	1,800,000	2,007,900
Molson Coors Brewing Co., 2%, 5/01/17	2,854,000	2,876,138
PepsiCo, Inc., 2.5%, 5/10/16	2,600,000	2,630,737
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	4,060,000	4,127,855
Tyson Foods, Inc., 6.6%, 4/01/16	3,320,000	3,411,121
Tyson Foods, Inc., 2.65%, 8/15/19	968,000	975,297
Want Want China Finance Co., 1.875%, 5/14/18 (n)	1,970,000	1,941,593
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	2,289,000	2,294,571
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	334,000	339,878

		$37,185,913

Food & Drug Stores – 0.5%
CVS Health Corp., 1.2%, 12/05/16	$830,000	$831,839
CVS Health Corp., 5.75%, 6/01/17	1,333,000	1,430,642
CVS Health Corp., 1.9%, 7/20/18	1,000,000	1,006,668

		$3,269,149

Gaming & Lodging – 0.4%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$2,526,000	$2,556,777

Insurance – 1.8%
American International Group, Inc., 2.3%, 7/16/19	$2,327,000	$2,340,436
MetLife Global Funding I, FRN, 0.663%, 4/10/17 (n)	4,770,000	4,769,218

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – continued
Metropolitan Life Global Funding I, 2%, 4/14/20 (n)	$2,660,000	$2,644,412
Prudential Financial, Inc., FRN, 1.1%, 8/15/18	1,500,000	1,484,370
Voya Financial, Inc., 2.9%, 2/15/18	1,645,000	1,679,673

		$12,918,109

Insurance – Health – 0.3%
UnitedHealth Group, Inc., 1.45%, 7/17/17	$2,060,000	$2,069,663

Insurance – Property & Casualty – 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	$1,740,000	$1,760,038

International Market Quasi-Sovereign – 5.4%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$4,000,000	$4,031,648
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	3,220,000	3,235,801
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	1,390,000	1,417,622
Electricite de France, 2.15%, 1/22/19 (n)	2,500,000	2,525,843
FMS Wertmanagement, 0.625%, 4/18/16	2,310,000	2,312,195
Kommunalbanken A.S., 1%, 3/15/18 (n)	5,000,000	4,994,925
Municipality Finance PLC, 2.375%, 5/16/16	2,350,000	2,378,224
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	3,570,000	3,575,262
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	1,520,000	1,536,571
Statoil A.S.A., 7.375%, 5/01/16 (n)	3,870,000	4,013,093
Statoil A.S.A., FRN, 0.61%, 5/15/18	911,000	903,209
Statoil A.S.A., FRN, 0.771%, 11/08/18	1,600,000	1,589,173
Swedish Export Credit Corp., FRN, 0.594%, 1/23/17	6,320,000	6,340,401

		$38,853,967

International Market Sovereign – 0.5%
Kingdom of Sweden, 1%, 2/27/18 (n)	$3,040,000	$3,047,184
Republic of Iceland, 4.875%, 6/16/16 (n)	812,000	829,676

		$3,876,860

Internet – 0.1%
Baidu, Inc., 2.75%, 6/09/19	$440,000	$435,389

Local Authorities – 1.0%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$4,860,000	$4,878,468
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	2,400,000	2,400,538

		$7,279,006

Major Banks – 13.8%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$4,230,000	$4,379,213
ABN AMRO Bank N.V., FRN, 0.742%, 6/06/16 (n)	1,640,000	1,640,128
Bank of America Corp., 3.625%, 3/17/16	1,925,000	1,950,400
Bank of America Corp., 5.625%, 10/14/16	1,150,000	1,202,363
Bank of America Corp., 6%, 9/01/17	5,050,000	5,442,607
Bank of America Corp., 6.875%, 4/25/18	1,000,000	1,117,636

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Bank of America Corp., 1.75%, 6/05/18	$2,490,000	$2,484,106
Bank of America Corp., FRN, 0.617%, 6/15/16	1,330,000	1,326,264
Bank of Montreal, FRN, 0.883%, 4/09/18	1,380,000	1,379,993
Barclays Bank PLC, 2.5%, 2/20/19	1,860,000	1,891,821
BNP Paribas, FRN, 0.926%, 12/12/16	790,000	790,821
BNP Paribas, FRN, 0.814%, 3/17/17	1,860,000	1,858,307
Canadian Imperial Bank of Commerce, FRN, 0.807%, 7/18/16	1,490,000	1,493,709
Commonwealth Bank of Australia, FRN, 0.845%, 9/20/16 (n)	1,750,000	1,753,402
Commonwealth Bank of Australia, FRN, 0.696%, 3/13/17 (n)	2,160,000	2,157,451
Commonwealth Bank of Australia, FRN, 0.602%, 9/08/17 (n)	1,700,000	1,693,552
Credit Suisse New York, 1.75%, 1/29/18	2,170,000	2,170,197
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	2,815,000	2,887,999
Goldman Sachs Group, Inc., 1.6%, 11/23/15	3,400,000	3,404,658
Goldman Sachs Group, Inc., FRN, 0.999%, 5/22/17	1,200,000	1,199,332
Goldman Sachs Group, Inc., FRN, 1.496%, 4/30/18	1,580,000	1,593,520
Goldman Sachs Group, Inc., FRN, 1.42%, 11/15/18	3,100,000	3,118,600
Goldman Sachs Group, Inc., FRN, 1.314%, 10/23/19	2,040,000	2,043,919
HSBC Bank PLC, FRN, 0.96%, 5/15/18 (n)	2,273,000	2,268,181
Huntington National Bank, FRN, 0.717%, 4/24/17	3,470,000	3,447,174
ING Bank N.V., 1.8%, 3/16/18 (n)	3,290,000	3,294,751
ING Bank N.V., FRN, 1.282%, 3/07/16 (n)	1,400,000	1,403,135
JPMorgan Chase & Co., 3.45%, 3/01/16	6,550,000	6,622,024
Mizuho Bank Ltd., FRN, 0.775%, 9/25/17 (n)	960,000	955,491
Morgan Stanley, 5.75%, 10/18/16	1,850,000	1,936,086
Morgan Stanley, 5.45%, 1/09/17	2,475,000	2,599,592
Morgan Stanley, 4.75%, 3/22/17	1,675,000	1,754,695
Morgan Stanley, 2.65%, 1/27/20	2,300,000	2,310,872
Nordea Bank AB, FRN, 0.774%, 5/13/16 (n)	1,887,000	1,890,098
Nordea Bank AB, FRN, 0.643%, 4/04/17 (n)	1,730,000	1,727,685
PNC Bank N.A., 1.3%, 10/03/16	1,290,000	1,293,435
PNC Bank N.A., 1.15%, 11/01/16	2,610,000	2,614,012
PNC Bank N.A., 2.25%, 7/02/19	3,080,000	3,099,198
PNC Bank N.A., FRN, 0.603%, 1/28/16	2,190,000	2,191,338
Royal Bank of Canada, FRN, 0.793%, 9/09/16	1,820,000	1,824,161
Sumitomo Mitsui Banking Corp., FRN, 0.606%, 7/11/17	2,430,000	2,413,816
Wells Fargo & Co., FRN, 0.592%, 9/08/17	4,090,000	4,072,139
Westpac Banking Corp., 1.55%, 5/25/18	1,580,000	1,577,085
Westpac Banking Corp., FRN, 0.662%, 5/19/17	1,890,000	1,887,639

		$100,162,605

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 1.6%
Becton, Dickinson and Co., 1.75%, 11/08/16	$2,900,000	$2,916,017
Becton, Dickinson and Co., 1.45%, 5/15/17	1,140,000	1,137,913
Becton, Dickinson and Co., 1.8%, 12/15/17	200,000	200,877
Covidien International Finance S.A., 6%, 10/15/17	1,485,000	1,621,755
Express Scripts Holding Co., 3.125%, 5/15/16	1,175,000	1,188,372
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	1,640,000	1,645,058
McKesson Corp., 3.25%, 3/01/16	3,075,000	3,101,952

		$11,811,944

Medical Equipment – 0.4%
Medtronic, Inc., 1.5%, 3/15/18	$1,320,000	$1,314,709
Zimmer Holdings, Inc., 2%, 4/01/18	1,740,000	1,742,172

		$3,056,881

Metals & Mining – 1.0%
Barrick Gold Corp., 2.5%, 5/01/18	$1,200,000	$1,185,119
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	842,000	882,880
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	330,000	312,675
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	800,000	700,000
Glencore Funding LLC, 2.125%, 4/16/18 (n)	1,650,000	1,419,000
Glencore Funding LLC, FRN, 1.487%, 5/27/16 (n)	3,240,000	3,057,731

		$7,557,405

Midstream – 1.4%
Energy Transfer Partners LP, 2.5%, 6/15/18	$1,050,000	$1,045,339
EnLink Midstream Partners LP, 2.7%, 4/01/19	1,342,000	1,326,280
Enterprise Products Operating LP, 6.5%, 1/31/19	630,000	706,578
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	1,460,000	1,449,422
ONEOK Partners LP, 6.15%, 10/01/16	1,200,000	1,237,514
ONEOK Partners LP, 2%, 10/01/17	775,000	770,054
TransCanada PipeLines Ltd., 1.875%, 1/12/18	195,000	195,883
TransCanada PipeLines Ltd., FRN, 0.961%, 6/30/16	3,750,000	3,748,076

		$10,479,146

Mortgage-Backed – 3.4%
Fannie Mae, 2.8%, 3/01/18	$3,090,393	$3,192,673
Fannie Mae, 3.75%, 3/01/18	3,892,338	4,098,427
Fannie Mae, 3.743%, 6/01/18	8,545,446	9,058,376
Fannie Mae, 5.5%, 5/01/25	1,954,203	2,042,800
Fannie Mae, 5%, 3/01/30 - 3/01/42 (f)	3,340,666	3,688,062
Fannie Mae, FRN, 0.455%, 5/25/18	2,180,835	2,178,868

		$24,259,206

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Municipals – 0.3%
State of California, 3.95%, 11/01/15	$1,950,000	$1,955,889

Network & Telecom – 3.9%
AT&T, Inc., 2.95%, 5/15/16	$2,800,000	$2,833,379
AT&T, Inc., 2.4%, 8/15/16	7,950,000	8,038,802
AT&T, Inc., 2.45%, 6/30/20	3,240,000	3,190,065
British Telecommunications PLC, 2.35%, 2/14/19	1,860,000	1,867,332
Telefonica Emisiones SAU, 6.421%, 6/20/16	1,325,000	1,372,130
Verizon Communications, Inc., 1.35%, 6/09/17	2,200,000	2,196,918
Verizon Communications, Inc., 6.1%, 4/15/18	2,500,000	2,767,783
Verizon Communications, Inc., FRN, 1.867%, 9/15/16	1,650,000	1,665,663
Verizon Communications, Inc., FRN, 1.104%, 6/17/19	4,600,000	4,569,249

		$28,501,321

Oil Services – 0.4%
Transocean, Inc., 5.55%, 12/15/16	$3,125,000	$3,085,938

Other Banks & Diversified Financials – 9.6%
Banco Santander Chile, FRN, 1.186%, 4/11/17 (n)	$510,000	$502,401
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.781%, 2/26/16 (n)	1,450,000	1,450,644
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.943%, 9/09/16 (n)	3,880,000	3,883,422
Banque Federative du Credit Mutuel, FRN, 1.143%, 10/28/16 (n)	4,070,000	4,087,432
Banque Federative du Credit Mutuel, FRN, 1.137%, 1/20/17 (n)	800,000	803,870
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (n)	2,470,000	2,476,084
BPCE S.A., 1.625%, 1/26/18	840,000	843,738
Capital One Bank (USA) N.A., FRN, 0.983%, 2/05/18	2,300,000	2,296,150
Capital One Financial Corp., 2.45%, 4/24/19	1,160,000	1,156,318
Capital One Financial Corp., 1%, 11/06/15	1,275,000	1,275,309
Citigroup, Inc., FRN, 1.054%, 4/08/19	2,650,000	2,629,118
Discover Bank, 3.1%, 6/04/20	1,705,000	1,721,504
Fifth Third Bancorp, 1.35%, 6/01/17	3,620,000	3,618,480
Fifth Third Bancorp, 2.3%, 3/01/19	1,171,000	1,175,798
First Republic Bank, 2.375%, 6/17/19	849,000	851,955
Groupe BPCE S.A., 2.5%, 12/10/18	2,980,000	3,032,928
Groupe BPCE S.A., FRN, 1.545%, 4/25/16	4,340,000	4,358,536
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	2,550,000	2,563,788
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	1,240,000	1,244,316
Macquarie Bank Ltd., 5%, 2/22/17 (n)	3,000,000	3,138,867
Macquarie Bank Ltd., FRN, 0.925%, 10/27/17 (n)	2,670,000	2,657,900
Rabobank Nederland N.V., 3.375%, 1/19/17	3,000,000	3,083,226
Rabobank Nederland N.V., FRN, 0.819%, 3/18/16	1,380,000	1,381,852

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	$1,721,000	$1,719,783
Svenska Handelsbanken AB, 2.875%, 4/04/17	2,500,000	2,559,415
Svenska Handelsbanken AB, FRN, 0.795%, 3/21/16	3,150,000	3,153,906
Swedbank AB, 2.125%, 9/29/17 (n)	5,039,000	5,095,386
UBS AG, FRN, 0.689%, 8/14/17	2,050,000	2,040,359
UBS Group Funding Ltd., FRN, 1.766%, 9/24/20 (z)	2,040,000	2,036,067
Union Bank N.A., 2.125%, 6/16/17	2,825,000	2,854,979

		$69,693,531

Pharmaceuticals – 4.0%
AbbVie, Inc., 1.75%, 11/06/17	$5,300,000	$5,315,746
Actavis Funding SCS, 2.35%, 3/12/18	1,038,000	1,042,130
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	1,550,000	1,554,549
Biogen, Inc., 2.9%, 9/15/20	1,780,000	1,798,014
Celgene Corp., 2.45%, 10/15/15	3,000,000	3,001,566
Celgene Corp., 2.125%, 8/15/18	2,550,000	2,570,196
EMD Finance LLC, 1.7%, 3/19/18 (n)	2,790,000	2,795,058
Gilead Sciences, Inc., 1.85%, 9/04/18	2,490,000	2,507,390
Mylan, Inc., 1.8%, 6/24/16	1,470,000	1,467,330
Mylan, Inc., 1.35%, 11/29/16	1,355,000	1,345,476
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	5,250,000	5,237,069

		$28,634,524

Printing & Publishing – 0.3%
Thomson Reuters Corp., 0.875%, 5/23/16	$2,380,000	$2,377,915

Real Estate – Healthcare – 0.5%
Health Care, Inc., REIT, 4.7%, 9/15/17	$1,845,000	$1,944,086
Ventas Realty LP, REIT, 1.55%, 9/26/16	1,390,000	1,393,675

		$3,337,761

Real Estate – Office – 0.3%
Vornado Realty LP, REIT, 2.5%, 6/30/19	$1,824,000	$1,829,707

Real Estate – Retail – 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$1,208,000	$1,206,009
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	1,190,000	1,182,070

		$2,388,079

Retailers – 0.3%
Dollar General Corp., 1.875%, 4/15/18	$365,000	$364,664
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	1,593,000	1,597,452

		$1,962,116

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc., 2%, 8/02/16	$736,000	$744,110
Airgas, Inc., 3.05%, 8/01/20	1,270,000	1,289,573
Ecolab, Inc., 3%, 12/08/16	1,850,000	1,885,564

		$3,919,247

Supranational – 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$2,470,000	$2,451,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Supranational – continued
Corporacion Andina de Fomento, 1.5%, 8/08/17	$1,650,000	$1,649,353
Corporacion Andina de Fomento, FRN, 0.844%, 1/29/18	1,490,000	1,502,614

		$5,603,442

Telecommunications – Wireless – 0.6%
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	$1,900,000	$1,885,254
SBA Tower Trust, 2.898%, 10/15/44 (n)	2,395,000	2,402,640

		$4,287,894

Telephone Services – 0.2%
Qwest Corp., 6.5%, 6/01/17	$1,640,000	$1,751,028

Tobacco – 0.6%
Imperial Tobacco Finance PLC, 2.05%, 7/20/18 (n)	$2,494,000	$2,492,541
Reynolds American, Inc., 2.3%, 6/12/18	1,950,000	1,970,976

		$4,463,517

Transportation – Services – 0.9%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$3,000,000	$3,059,406
TTX Co., 2.6%, 6/15/20 (n)	3,160,000	3,169,360

		$6,228,766

U.S. Government Agencies and Equivalents – 2.0%
Aid-Ukraine, 1.844%, 5/16/19	$225,000	$227,553
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	2,040,000	2,081,547
National Credit Union Administration, 1.84%, 10/07/20	40,623	40,713
National Credit Union Administration, “1-A”, FRN, 0.652%, 1/08/20	1,389,783	1,396,409
National Credit Union Administration, “1-A”, FRN, 0.582%, 3/06/20	1,262,760	1,264,925
National Credit Union Administration, FRN, 0.564%, 11/06/17	1,150,809	1,152,806
National Credit Union Administration, FRN, 0.602%, 3/11/20	2,154,251	2,160,610

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
National Credit Union Administration, FRN, 0.574%, 4/06/20	$803,626	$803,831
National Credit Union Administration, FRN, 0.582%, 5/07/20	98,032	98,048
National Credit Union Administration, FRN, 0.652%, 10/07/20	671,145	674,446
National Credit Union Administration, FRN, 0.543%, 12/07/20	844,247	843,456
Private Export Funding Corp., 1.875%, 7/15/18	3,440,000	3,491,930

		$14,236,274

Utilities – Electric Power – 3.5%
Duke Energy Corp., FRN, 0.663%, 4/03/17	$2,650,000	$2,642,535
Duke Energy Indiana, Inc., FRN, 0.636%, 7/11/16	1,150,000	1,149,990
Enel Finance International S.A., 6.25%, 9/15/17 (n)	680,000	736,988
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	3,570,000	3,593,762
PG&E Corp., 2.4%, 3/01/19	2,129,000	2,143,494
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	3,475,000	3,520,370
Sierra Pacific Power Co., 6%, 5/15/16	3,450,000	3,561,901
Southern Co., 2.45%, 9/01/18	3,000,000	3,033,240
Virginia Electric and Power Co., 1.2%, 1/15/18	2,790,000	2,780,402
Xcel Energy, Inc., 1.2%, 6/01/17	1,940,000	1,933,074

		$25,095,756

Total Bonds		$718,444,252

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	3,103,955	$3,103,955

Total Investments		$721,548,207

OTHER ASSETS, LESS LIABILITIES – 0.3%		2,195,277

Net Assets – 100.0%		$723,743,484

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $270,734,668, representing 37.4% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.512%, 1/18/21	6/24/14	$880,636	$877,820
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19	7/07/15	2,013,663	2,023,517
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.559%, 6/17/21	4/08/15	655,240	654,837
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.67%, 5/15/21	4/08/15	926,996	928,861

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
UBS Group Funding Ltd., FRN, 1.766%, 9/24/20	9/21/15	$2,040,000	$2,036,067
Total Restricted Securities			$6,521,102
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Derivative Contracts at 9/30/15

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	150	$18,077,344	December - 2015	$110,413

At September 30, 2015, the fund had liquid securities with an aggregate value of $156,901 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$14,236,274	$—	$14,236,274
Non-U.S. Sovereign Debt	—	58,427,199	—	58,427,199
Municipal Bonds	—	1,955,889	—	1,955,889
U.S. Corporate Bonds	—	301,759,056	—	301,759,056
Residential Mortgage-Backed Securities	—	28,798,573	—	28,798,573
Commercial Mortgage-Backed Securities	—	6,647,610	—	6,647,610
Asset-Backed Securities (including CDOs)	—	97,415,554	—	97,415,554
Foreign Bonds	—	209,204,097	—	209,204,097
Mutual Funds	3,103,955	—	—	3,103,955
Total Investments	$3,103,955	$718,444,252	$—	$721,548,207

Other Financial Instruments
Futures Contracts	$110,413	$—	$—	$110,413

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$721,335,169
Gross unrealized appreciation	2,700,270
Gross unrealized depreciation	(2,487,232)
Net unrealized appreciation (depreciation)	$213,038

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,357,718	158,386,625	(157,640,388)	3,103,955

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,369	$3,103,955

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United States	62.0%
Netherlands	4.8%
United Kingdom	4.7%
Sweden	3.9%
Norway	3.7%
France	3.5%
Australia	2.8%
Japan	2.7%
Canada	2.3%
Other Countries	9.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

September 30, 2015

MFS® MID CAP VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.5%
Aerospace – 1.9%
L-3 Communications Holdings, Inc.	24,170	$2,526,248
MTU Aero Engines Holding AG	15,783	1,318,990
Rockwell Collins, Inc.	25,581	2,093,549

		$5,938,787

Airlines – 1.3%
Alaska Air Group, Inc.	26,017	$2,067,051
Delta Air Lines, Inc.	46,069	2,067,116

		$4,134,167

Alcoholic Beverages – 0.8%
Molson Coors Brewing Co.	31,200	$2,590,224

Apparel Manufacturers – 1.1%
Polo Ralph Lauren Corp.	11,191	$1,322,329
PVH Corp.	20,511	2,090,891

		$3,413,220

Automotive – 2.5%
BorgWarner Transmission Systems, Inc.	39,165	$1,628,872
Delphi Automotive PLC	27,709	2,106,992
Harley-Davidson, Inc.	38,798	2,130,010
LKQ Corp. (a)	63,802	1,809,425

		$7,675,299

Biotechnology – 0.2%
AMAG Pharmaceuticals, Inc. (a)	18,076	$718,159

Broadcasting – 1.3%
Interpublic Group of Companies, Inc.	93,115	$1,781,290
Nielsen Holdings PLC	49,468	2,199,842

		$3,981,132

Brokerage & Asset Managers – 2.7%
Affiliated Managers Group, Inc. (a)	9,019	$1,542,159
Apollo Global Management, “A”	39,869	684,949
NASDAQ, Inc.	85,508	4,560,142
TD Ameritrade Holding Corp.	47,198	1,502,784

		$8,290,034

Business Services – 3.7%
Amdocs Ltd.	36,966	$2,102,626
Brenntag AG	27,709	1,491,286
Fidelity National Information Services, Inc.	47,502	3,186,434
IMS Health Holdings, Inc. (a)	57,642	1,677,382
Realogy Holdings Corp. (a)	48,575	1,827,877
Univar, Inc. (a)	56,638	1,027,980

		$11,313,585

Chemicals – 0.7%
Celanese Corp.	34,642	$2,049,767

Computer Software – 0.4%
Symantec Corp.	69,798	$1,358,967

Computer Software – Systems – 4.3%
Ingram Micro, Inc., “A”	96,141	$2,618,881

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
Lexmark International, Inc., “A”	42,034	$1,218,145
NCR Corp. (a)	55,186	1,255,482
NICE Systems Ltd., ADR	24,908	1,403,068
Sabre Corp.	86,902	2,361,996
Western Digital Corp.	20,219	1,606,197
Xerox Corp.	282,021	2,744,064

		$13,207,833

Construction – 2.7%
Armstrong World Industries, Inc. (a)	39,549	$1,888,069
Fortune Brands Home & Security, Inc.	26,373	1,251,926
Owens Corning	46,586	1,952,419
Stanley Black & Decker, Inc.	32,492	3,151,074

		$8,243,488

Consumer Products – 2.0%
Newell Rubbermaid, Inc.	108,928	$4,325,531
Sensient Technologies Corp.	29,587	1,813,683

		$6,139,214

Consumer Services – 0.4%
Houghton Mifflin Harcourt Co. (a)	56,229	$1,142,011

Containers – 1.3%
Graphic Packaging Holding Co.	122,769	$1,570,216
Greif, Inc., “A”	30,791	982,541
Owens-Illinois, Inc. (a)	72,953	1,511,586

		$4,064,343

Electrical Equipment – 1.6%
Pentair PLC	34,995	$1,786,145
Tyco International PLC	60,845	2,035,874
WESCO International, Inc. (a)	24,660	1,145,950

		$4,967,969

Electronics – 3.2%
Analog Devices, Inc.	37,791	$2,131,790
Freescale Semiconductor Ltd. (a)	32,688	1,195,727
Keysight Technologies, Inc. (a)	59,980	1,849,783
Maxim Integrated Products, Inc.	47,147	1,574,710
Microchip Technology, Inc.	39,477	1,701,064
NVIDIA Corp.	53,336	1,314,732

		$9,767,806

Energy – Independent – 5.2%
Antero Resources Corp. (a)(l)	62,739	$1,327,557
Cimarex Energy Co.	15,240	1,561,795
CONSOL Energy, Inc.	44,899	440,010
Energen Corp.	33,918	1,691,151
EQT Corp.	24,944	1,615,623
Hess Corp.	44,094	2,207,346
HollyFrontier Corp.	38,516	1,881,121
Memorial Resource Development Corp. (a)	104,729	1,841,136
Noble Energy, Inc.	32,147	970,196
PDC Energy, Inc. (a)	26,720	1,416,427

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
SM Energy Co.	30,529	$978,149

		$15,930,511

Food & Beverages – 7.0%
Bunge Ltd.	29,052	$2,129,512
Coca-Cola Enterprises, Inc.	19,796	957,137
Flowers Foods, Inc.	70,866	1,753,225
Ingredion, Inc.	31,495	2,749,828
J.M. Smucker Co.	22,557	2,573,528
Kellogg Co.	35,583	2,368,049
McCormick & Co., Inc.	25,668	2,109,396
Pinnacle Foods, Inc.	71,242	2,983,615
Snyders-Lance, Inc.	43,141	1,455,146
Tyson Foods, Inc., “A”	58,044	2,501,696

		$21,581,132

Food & Drug Stores – 0.9%
Empire Co. Ltd.	60,813	$1,250,893
Rite Aid Corp. (a)	169,214	1,027,129
United Natural Foods, Inc. (a)	12,869	624,275

		$2,902,297

General Merchandise – 0.5%
Kohl’s Corp.	32,031	$1,483,356

Insurance – 6.6%
Arthur J. Gallagher & Co.	49,653	$2,049,676
Everest Re Group Ltd.	14,669	2,542,724
Hanover Insurance Group, Inc.	24,468	1,901,164
Hartford Financial Services Group, Inc.	72,757	3,330,815
Lincoln National Corp.	53,680	2,547,653
Third Point Reinsurance Ltd. (a)	89,901	1,209,169
Unum Group	76,448	2,452,452
Validus Holdings Ltd.	50,462	2,274,322
XL Group PLC	60,019	2,179,890

		$20,487,865

Machinery & Tools – 2.8%
Allison Transmission Holdings, Inc.	145,947	$3,895,325
Eaton Corp. PLC	39,717	2,037,482
Joy Global, Inc.	23,695	353,766
Regal Beloit Corp.	22,844	1,289,544
SPX Corp.	22,567	268,999
SPX FLOW, Inc. (a)	22,567	776,982

		$8,622,098

Major Banks – 2.1%
Comerica, Inc.	39,063	$1,605,489
Huntington Bancshares, Inc.	253,723	2,689,464
KeyCorp	171,300	2,228,613

		$6,523,566

Medical & Health Technology & Services – 1.9%
MedAssets, Inc. (a)	37,500	$752,250
Owens & Minor, Inc.	29,067	928,400
Quest Diagnostics, Inc.	33,755	2,074,920
Universal Health Services, Inc.	16,212	2,023,420

		$5,778,990

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 6.2%
Agilent Technologies, Inc.	48,386	$1,661,091
Cooper Cos., Inc.	15,822	2,355,263
DENTSPLY International, Inc.	46,657	2,359,444
PerkinElmer, Inc.	68,488	3,147,708
St. Jude Medical, Inc.	36,696	2,315,151
STERIS Corp.	32,542	2,114,254
Teleflex, Inc.	18,518	2,300,121
VWR Corp. (a)	25,196	647,285
Zimmer Biomet Holdings, Inc.	22,413	2,105,253

		$19,005,570

Metals & Mining – 0.1%
United States Steel Corp. (l)	37,131	$386,905

Natural Gas – Distribution – 1.5%
NiSource, Inc.	76,153	$1,412,638
NorthWestern Corp.	43,135	2,321,957
Spectra Energy Corp.	36,695	963,978

		$4,698,573

Natural Gas – Pipeline – 0.6%
Columbia Pipeline Group, Inc.	55,178	$1,009,206
Plains GP Holdings LP	45,904	803,320

		$1,812,526

Oil Services – 1.8%
Cameron International Corp. (a)	33,581	$2,059,187
Forum Energy Technologies, Inc. (a)	90,506	1,105,078
Frank’s International N.V.	90,190	1,382,613
Oil States International, Inc. (a)	42,960	1,122,545

		$5,669,423

Other Banks & Diversified Financials – 7.9%
BB&T Corp.	82,216	$2,926,890
Citizens Financial Group, Inc.	118,500	2,827,410
Discover Financial Services	60,723	3,156,989
Fifth Third Bancorp	209,050	3,953,136
M&T Bank Corp.	14,979	1,826,689
Northern Trust Corp.	23,265	1,585,742
PrivateBancorp, Inc.	70,863	2,716,179
SunTrust Banks, Inc.	43,248	1,653,804
TCF Financial Corp.	134,923	2,045,433
Wintrust Financial Corp.	31,179	1,665,894

		$24,358,166

Pharmaceuticals – 1.1%
Endo International PLC (a)	31,604	$2,189,525
Impax Laboratories, Inc. (a)	33,903	1,193,725

		$3,383,250

Real Estate – 5.0%
Annaly Mortgage Management, Inc., REIT	93,078	$918,680
Corporate Office Properties Trust, REIT	125,630	2,641,999
DDR Corp., REIT	93,136	1,432,432
EPR Properties, REIT	38,408	1,980,701
Equity Lifestyle Properties, Inc., REIT	28,548	1,672,056
Medical Properties Trust, Inc., REIT	247,671	2,739,241

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mid-America Apartment Communities, Inc., REIT	27,213	$2,227,928
Plum Creek Timber Co. Inc., REIT	46,240	1,826,942

		$15,439,979

Restaurants – 1.2%
Aramark	82,416	$2,442,810
DineEquity, Inc.	15,181	1,391,490

		$3,834,300

Specialty Chemicals – 3.2%
Akzo Nobel N.V.	28,656	$1,856,852
Albemarle Corp.	41,046	1,810,129
Axalta Coating Systems Ltd. (a)	112,591	2,853,056
H.B. Fuller Co.	37,514	1,273,225
Valspar Corp.	30,479	2,190,831

		$9,984,093

Specialty Stores – 2.8%
AutoZone, Inc. (a)	4,141	$2,997,380
Bed Bath & Beyond, Inc. (a)	29,843	1,701,648
Gap, Inc.	53,576	1,526,916
Sally Beauty Holdings, Inc. (a)	97,246	2,309,593

		$8,535,537

Telephone Services – 0.9%
Frontier Communications Corp.	337,741	$1,604,270
Quebecor, Inc., “B”	58,909	1,289,421

		$2,893,691

Trucking – 0.1%
UTi Worldwide, Inc. (a)	60,005	$275,423

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 6.0%
AES Corp.	233,535	$2,286,308
CMS Energy Corp.	65,275	2,305,513
DTE Energy Co.	34,407	2,765,291
Dynegy, Inc. (a)	38,230	790,214
Eversource Energy	46,154	2,336,315
NRG Energy, Inc.	79,806	1,185,119
OGE Energy Corp.	40,440	1,106,438
Pinnacle West Capital Corp.	47,902	3,072,434
Public Service Enterprise Group, Inc.	63,210	2,664,934

		$18,512,566

Total Common Stocks		$301,095,822

CONVERTIBLE PREFERRED STOCKS – 0.6%
Telephone Services – 0.6%
Frontier Communications Corp., 11.125%	21,050	$1,960,808

MONEY MARKET FUNDS – 2.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	6,408,658	$6,408,658

COLLATERAL FOR SECURITIES LOANED – 0.4%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	1,253,158	$1,253,158

Total Investments		$310,718,446

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(1,981,340)

Net Assets – 100.0%		$308,737,106

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$303,056,630	$—	$—	$303,056,630
Mutual Funds	7,661,816	—	—	7,661,816
Total Investments	$310,718,446	$—	$—	$310,718,446

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,856,852 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$283,007,180
Gross unrealized appreciation	48,201,221
Gross unrealized depreciation	(20,489,955)
Net unrealized appreciation (depreciation)	$27,711,266

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,911,676	76,138,179	(73,641,197)	6,408,658

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,378	$6,408,658

5

QUARTERLY REPORT

September 30, 2015

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.8%
MFS Global Governments Portfolio – Initial Class	9,668,064	$96,293,918
MFS Global Real Estate Portfolio – Initial Class	4,401,264	57,040,386
MFS Government Securities Portfolio – Initial Class	15,050,479	192,646,136
MFS Growth Series – Initial Class	4,467,287	165,110,938
MFS High Yield Portfolio – Initial Class	16,933,259	93,640,923
MFS Inflation-Adjusted Bond Portfolio – Initial Class	9,545,913	94,981,830
MFS International Growth Portfolio – Initial Class	4,483,707	54,297,693
MFS International Value Portfolio – Initial Class	2,622,375	55,882,814
MFS Limited Maturity Portfolio – Initial Class	7,563,013	76,764,577
MFS Mid Cap Growth Series – Initial Class	16,259,385	127,473,579
MFS Mid Cap Value Portfolio – Initial Class	16,851,463	128,408,147
MFS New Discovery Series – Initial Class	1,742,130	26,393,272

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Value Portfolio – Initial Class	2,968,597	$27,251,722
MFS Research International Portfolio – Initial Class	9,171,358	123,538,193
MFS Research Series – Initial Class	5,833,723	146,718,123
MFS Total Return Bond Series – Initial Class	17,610,103	230,516,246
MFS Value Series – Initial Class	9,514,560	165,838,788

Total Underlying Affiliated Funds		$1,862,797,285

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	1,270,345	$1,270,345

Total Investments		$1,864,067,630

OTHER ASSETS, LESS LIABILITIES – 0.1%		1,062,303

Net Assets – 100.0%		$1,865,129,933

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,864,067,630	$—	$—	$1,864,067,630

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,797,057,457
Gross unrealized appreciation	121,690,305
Gross unrealized depreciation	(54,680,132)
Net unrealized appreciation (depreciation)	$67,010,173

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	10,000,800	261,391	(594,127)	9,668,064
MFS Global Real Estate Portfolio	4,569,387	194,834	(362,957)	4,401,264
MFS Government Securities Portfolio	16,478,830	442,197	(1,870,548)	15,050,479
MFS Growth Series	4,840,128	270,103	(642,944)	4,467,287
MFS High Yield Portfolio	17,387,298	1,254,972	(1,709,011)	16,933,259
MFS Inflation-Adjusted Bond Portfolio	10,249,517	81,689	(785,293)	9,545,913
MFS Institutional Money Market Portfolio	888,569	68,746,597	(68,364,821)	1,270,345
MFS International Growth Portfolio	4,672,941	265,267	(454,501)	4,483,707
MFS International Value Portfolio	2,929,229	82,875	(389,729)	2,622,375
MFS Limited Maturity Portfolio	8,346,898	109,090	(892,975)	7,563,013
MFS Mid Cap Growth Series	17,155,908	1,693,831	(2,590,354)	16,259,385
MFS Mid Cap Value Portfolio	15,344,494	3,051,048	(1,544,079)	16,851,463
MFS New Discovery Series	1,963,668	57,416	(278,954)	1,742,130
MFS New Discovery Value Portfolio	3,012,679	291,123	(335,205)	2,968,597
MFS Research International Portfolio	9,749,083	298,431	(876,156)	9,171,358
MFS Research Series	5,876,352	530,177	(572,806)	5,833,723
MFS Total Return Bond Series	19,073,468	632,587	(2,095,952)	17,610,103
MFS Value Series	9,470,352	848,356	(804,148)	9,514,560

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(649,831)	$—	$2,487,927	$96,293,918
MFS Global Real Estate Portfolio	876,956	—	2,427,969	57,040,386
MFS Government Securities Portfolio	(969,838)	—	5,523,914	192,646,136
MFS Growth Series	7,488,161	9,523,006	273,653	165,110,938
MFS High Yield Portfolio	(520,844)	—	7,065,497	93,640,923
MFS Inflation-Adjusted Bond Portfolio	(758,538)	—	711,202	94,981,830
MFS Institutional Money Market Portfolio	—	—	898	1,270,345
MFS International Growth Portfolio	132,170	2,220,279	923,866	54,297,693

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International Value Portfolio	$2,492,857	$584,498	$1,141,802	$55,882,814
MFS Limited Maturity Portfolio	(80,497)	—	1,080,112	76,764,577
MFS Mid Cap Growth Series	5,143,984	13,245,758	—	127,473,579
MFS Mid Cap Value Portfolio	1,196,842	21,666,337	1,331,805	128,408,147
MFS New Discovery Series	(87,440)	885,836	—	26,393,272
MFS New Discovery Value Portfolio	164,469	2,474,208	183,139	27,251,722
MFS Research International Portfolio	1,725,555	1,122,860	2,672,865	123,538,193
MFS Research Series	2,586,666	11,921,201	1,155,495	146,718,123
MFS Total Return Bond Series	(1,373,582)	—	8,163,631	230,516,246
MFS Value Series	3,984,047	10,360,835	4,128,509	165,838,788

	$21,351,137	$74,004,818	$39,272,284	$1,864,067,630

4

QUARTERLY REPORT

September 30, 2015

MFS® NEW DISCOVERY

VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.3%
Apparel Manufacturers – 0.6%
Sequential Brands Group, Inc. (a)(l)	21,649	$313,261

Automotive – 1.1%
Fenix Parts, Inc. (a)	73,585	$491,548
Horizon Global Corp. (a)	13,835	122,025

		$613,573

Broadcasting – 0.8%
Stroer Out-of-Home Media AG	7,452	$438,243

Brokerage & Asset Managers – 2.1%
NASDAQ, Inc.	22,161	$1,181,846

Business Services – 5.9%
Forrester Research, Inc.	13,226	$415,825
Global Payments, Inc.	6,813	781,655
LifeLock, Inc. (a)(l)	25,786	225,885
RE/MAX Holdings, Inc., “A”	15,189	546,500
Resources Connection, Inc.	67,709	1,020,375
Univar, Inc. (a)	16,062	291,525

		$3,281,765

Computer Software – 0.2%
Rovi Corp. (a)	9,747	$102,246

Computer Software – Systems – 4.6%
Ingram Micro, Inc., “A”	33,249	$905,703
Model N, Inc. (a)	40,517	405,575
NICE Systems Ltd., ADR	13,779	776,171
Sabre Corp.	17,383	472,470

		$2,559,919

Construction – 4.0%
Beacon Roofing Supply, Inc. (a)	18,386	$597,361
Interface, Inc.	26,845	602,402
Owens Corning	13,766	576,933
TopBuild Corp. (a)	14,264	441,756

		$2,218,452

Consumer Products – 1.4%
Sensient Technologies Corp.	12,943	$793,406

Consumer Services – 2.7%
Capella Education Co.	9,627	$476,729
Carriage Services, Inc.	21,931	473,490
Servicemaster Global Holdings, Inc. (a)	7,873	264,139
Strayer Education, Inc. (a)	5,458	300,026

		$1,514,384

Containers – 1.8%
Graphic Packaging Holding Co.	36,034	$460,875
Greif, Inc., “A”	16,283	519,591

		$980,466

Electrical Equipment – 3.8%
Advanced Drainage Systems, Inc.	16,473	$476,564
MSC Industrial Direct Co., Inc., “A”	10,651	650,031
TriMas Corp. (a)	36,902	603,348

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
WESCO International, Inc. (a)	7,551	$350,895

		$2,080,838

Electronics – 2.5%
Lattice Semiconductor Corp. (a)	69,825	$268,826
Plexus Corp. (a)	18,601	717,627
Ultratech, Inc. (a)	25,687	411,506

		$1,397,959

Energy – Independent – 1.9%
Energen Corp.	7,385	$368,216
Memorial Resource Development Corp. (a)	19,176	337,114
SM Energy Co.	11,517	369,005

		$1,074,335

Entertainment – 1.1%
Carmike Cinemas, Inc. (a)	12,771	$256,569
International Speedway Corp.	11,216	355,772

		$612,341

Food & Drug Stores – 0.5%
United Natural Foods, Inc. (a)	6,253	$303,333

Health Maintenance Organizations – 0.9%
Molina Healthcare, Inc. (a)	7,291	$501,985

Insurance – 9.0%
Allied World Assurance Co.	24,087	$919,401
Aspen Insurance Holdings Ltd.	11,281	524,228
Everest Re Group Ltd.	6,517	1,129,657
Hanover Insurance Group, Inc.	8,891	690,831
Safety Insurance Group, Inc.	9,130	494,390
Stewart Information Services Corp.	16,441	672,601
Third Point Reinsurance Ltd. (a)	43,004	578,404

		$5,009,512

Leisure & Toys – 0.6%
Brunswick Corp.	6,650	$318,469

Machinery & Tools – 5.4%
Allison Transmission Holdings, Inc.	22,917	$611,655
Columbus McKinnon Corp.	13,909	252,587
Douglas Dynamics, Inc.	14,346	284,912
Herman Miller, Inc.	23,976	691,468
Joy Global, Inc.	8,602	128,428
Kennametal, Inc.	15,813	393,586
Regal Beloit Corp.	11,354	640,933

		$3,003,569

Major Banks – 1.8%
Huntington Bancshares, Inc.	94,706	$1,003,884

Medical & Health Technology & Services – 3.5%
Cross Country Healthcare, Inc. (a)	26,441	$359,862
HMS Holdings Corp. (a)	46,906	411,366
MedAssets, Inc. (a)	23,144	464,269
MEDNAX, Inc. (a)	8,887	682,433

		$1,917,930

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 3.0%
Masimo Corp. (a)	7,966	$307,169
STERIS Corp.	4,983	323,745
Teleflex, Inc.	5,712	709,487
VWR Corp. (a)	13,193	338,928

		$1,679,329

Metals & Mining – 1.3%
Globe Specialty Metals, Inc.	35,146	$426,321
Iluka Resources Ltd.	60,606	265,115

		$691,436

Network & Telecom – 1.3%
Ixia (a)	49,607	$718,805

Oil Services – 2.3%
Forum Energy Technologies, Inc. (a)	37,107	$453,076
Frank’s International N.V.	33,795	518,077
Tesco Corp.	41,054	293,126

		$1,264,279

Other Banks & Diversified Financials – 11.9%
Berkshire Hills Bancorp, Inc.	20,824	$573,493
Brookline Bancorp, Inc.	88,762	900,047
CAI International, Inc. (a)	14,746	148,640
First Interstate BancSystem, Inc.	24,336	677,514
Lakeland Financial Corp.	13,064	589,840
PrivateBancorp, Inc.	25,122	962,926
Sandy Spring Bancorp, Inc.	24,249	634,839
TCF Financial Corp.	56,208	852,113
Texas Capital Bancshares, Inc. (a)	10,422	546,321
Wintrust Financial Corp.	13,123	701,162

		$6,586,895

Pharmaceuticals – 0.2%
Genomma Lab Internacional S.A., “B” (a)	124,701	$103,789

Pollution Control – 1.7%
Progressive Waste Solutions Ltd.	35,345	$933,815

Printing & Publishing – 0.7%
Multi-Color Corp.	5,096	$389,793

Railroad & Shipping – 1.6%
Diana Shipping, Inc. (a)	29,803	$193,123
Kirby Corp. (a)	8,219	509,167
StealthGas, Inc. (a)	36,715	164,850

		$867,140

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 8.0%
Corporate Office Properties Trust, REIT	32,856	$690,962
EPR Properties, REIT	17,106	882,156
Hatteras Financial Corp., REIT	34,467	522,175
Medical Properties Trust, Inc., REIT	75,987	840,416
Select Income, REIT	36,728	698,199
STAG Industrial, Inc., REIT	23,805	433,489
Store Capital Corp., REIT	16,385	338,514

		$4,405,911

Specialty Chemicals – 0.8%
Amira Nature Foods Ltd. (a)(l)	16,237	$89,628
Ferro Corp. (a)	29,636	324,514

		$414,142

Specialty Stores – 3.4%
American Eagle Outfitters, Inc.	18,843	$294,516
Citi Trends, Inc.	19,338	452,122
Gordmans Stores, Inc. (a)	43,115	150,902
Kirkland’s, Inc.	12,726	274,118
Rent-A-Center, Inc.	17,555	425,709
Tuesday Morning Corp. (a)	47,753	258,344

		$1,855,711

Trucking – 1.2%
Marten Transport Ltd.	35,724	$577,657
UTi Worldwide, Inc. (a)	21,745	99,810

		$677,467

Utilities – Electric Power – 2.7%
El Paso Electric Co.	18,929	$696,966
Great Plains Energy, Inc.	29,148	787,579

		$1,484,545

Total Common Stocks		$53,294,773

MONEY MARKET FUNDS – 2.2%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	1,213,654	$1,213,654

COLLATERAL FOR SECURITIES LOANED – 0.6%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	337,590	$337,590

Total Investments		$54,846,017

OTHER ASSETS, LESS LIABILITIES – 0.9%		525,274

Net Assets – 100.0%		$55,371,291

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$50,330,038	$—	$—	$50,330,038
Canada	933,815	—	—	933,815
Israel	776,171	—	—	776,171
Germany	438,243	—	—	438,243
Greece	357,974	—	—	357,974
Australia	—	265,115	—	265,115
Mexico	103,789	—	—	103,789
United Arab Emirates	89,628	—	—	89,628
Mutual Funds	1,551,244	—	—	1,551,244
Total Investments	$54,580,902	$265,115	$—	$54,846,017

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $438,243 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$50,179,937
Gross unrealized appreciation	9,245,965
Gross unrealized depreciation	(4,579,885)
Net unrealized appreciation (depreciation)	$4,666,080

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	432,375	11,421,003	(10,639,724)	1,213,654

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$758	$1,213,654

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 13, 2015

*	Print name and title of each signing officer under his or her signature.